Segment Reporting (Details)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Reporting, Expense Information Used by CODM, Description	The Company’s CODM, the Chief Executive Officer, reviews the revenue and gross profit of each business line (resale of automotive electronic components and advertising services) on a periodic basis for purposes of resource allocation and performance assessment. Selling and marketing expenses, general and administrative expenses, and other operating expenses are managed and monitored at the consolidated level and are not allocated to individual business lines.